Shareholder Report	6 Months Ended
Mar. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VanEck ETF Trust
Entity Central Index Key	0001137360
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
C000105864
Shareholder Report [Line Items]
Fund Name	VanEck Biotech ETF
Class Name	VanEck Biotech ETF
Trading Symbol	BBH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Biotech ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Biotech ETF	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[1]
AssetsNet	$ 365,936,852
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 712,592
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$365,936,852 Number of Portfolio Holdings25 Portfolio Turnover Rate7% Advisory Fees Paid$712,592
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Pharmaceuticals		2.9%
Life Sciences Tools & Services		16.9%
Biotechnology		80.2%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Amgen, Inc.	16.5%
Gilead Sciences, Inc.	12.6%
Vertex Pharmaceuticals, Inc.	11.1%
Regeneron Pharmaceuticals, Inc.	5.2%
Argenx SE	5.2%
Natera, Inc.	4.5%
Alnylam Pharmaceuticals, Inc.	4.4%
IQVIA Holdings, Inc.	4.4%
ICON PLC	3.6%
Biogen, Inc.	3.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000234997
Shareholder Report [Line Items]
Fund Name	VanEck Commodity Strategy ETF
Class Name	VanEck Commodity Strategy ETF
Trading Symbol	PIT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Commodity Strategy ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Commodity Strategy ETF	$29	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.55%	[2]
AssetsNet	$ 30,552,801
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 73,995
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$30,552,801 Number of Portfolio Holdings31 Portfolio Turnover Rate-% Advisory Fees Paid$73,995
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilitiesFootnote Reference*		8.7%
Government		91.3%
Footnote	Description
Footnote*	Includes net unrealized appreciation (depreciation) on futures contracts of 2.8%

Exposure Basis Explanation [Text Block]	Includes net unrealized appreciation (depreciation) on futures contracts of 2.8%
Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000226517
Shareholder Report [Line Items]
Fund Name	VanEck Digital Transformation ETF
Class Name	VanEck Digital Transformation ETF
Trading Symbol	DAPP
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Digital Transformation ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Digital Transformation ETF	$23	0.52%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.52%	[3]
AssetsNet	$ 130,727,675
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 454,713
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$130,727,675 Number of Portfolio Holdings21 Portfolio Turnover Rate28% Advisory Fees Paid$454,713
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Consumer Discretionary		5.7%
Financials		28.7%
Information Technology		65.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

MicroStrategy, Inc.	9.6%
Coinbase Global, Inc.	7.9%
Block, Inc.	7.5%
MARA Holdings, Inc.	6.3%
Metaplanet, Inc.	5.7%
Riot Platforms, Inc.	5.5%
Core Scientific, Inc.	5.3%
Defi Technologies, Inc.	4.9%
Hut 8 Corp.	4.7%
Cleanspark, Inc.	4.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000202548
Shareholder Report [Line Items]
Fund Name	VanEck Durable High Dividend ETF
Class Name	VanEck Durable High Dividend ETF
Trading Symbol	DURA
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Durable High Dividend ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Durable High Dividend ETF	$15	0.30%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[4]
AssetsNet	$ 47,762,317
Holdings Count | Holding	62
Advisory Fees Paid, Amount	$ 70,120
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$47,762,317 Number of Portfolio Holdings62 Portfolio Turnover Rate31% Advisory Fees Paid$70,120
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.8%
Communication Services		4.9%
Information Technology		4.9%
Materials		6.9%
Consumer Discretionary		7.1%
Utilities		7.3%
Financials		9.7%
Industrials		11.1%
Health Care		14.3%
Consumer Staples		14.6%
Energy		18.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Exxon Mobil Corp.	5.3%
Chevron Corp.	5.1%
Verizon Communications, Inc.	4.9%
Johnson & Johnson	4.8%
Altria Group, Inc.	4.7%
McDonald's Corp.	4.6%
PepsiCo, Inc.	4.6%
Pfizer, Inc.	4.5%
Texas Instruments, Inc.	4.5%
Merck & Co., Inc.	4.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000161562
Shareholder Report [Line Items]
Fund Name	VanEck Energy Income ETF
Class Name	VanEck Energy Income ETF
Trading Symbol	EINC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Energy Income ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Energy Income ETF	$25	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.46%	[5]
AssetsNet	$ 83,894,793
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 163,235
InvestmentCompanyPortfolioTurnover	7.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$83,894,793 Number of Portfolio Holdings31 Portfolio Turnover Rate7% Advisory Fees Paid$163,235
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.2%
Energy		99.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

The Williams Companies, Inc.	8.1%
Enbridge, Inc.	8.0%
ONEOK, Inc.	7.2%
Cheniere Energy, Inc.	6.7%
Kinder Morgan, Inc.	6.2%
TC Energy Corp.	5.3%
Targa Resources Corp.	5.1%
Enterprise Products Partners LP	4.5%
Pembina Pipeline Corp.	4.5%
DT Midstream, Inc.	4.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000037683
Shareholder Report [Line Items]
Fund Name	VanEck Environmental Services ETF
Class Name	VanEck Environmental Services ETF
Trading Symbol	EVX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Environmental Services ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Environmental Services ETF	$27	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[6]
AssetsNet	$ 80,019,618
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 172,643
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$80,019,618 Number of Portfolio Holdings22 Portfolio Turnover Rate13% Advisory Fees Paid$172,643
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Health Care		4.1%
Consumer Staples		4.4%
Energy		4.5%
Materials		15.6%
Industrials		71.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Waste Connections, Inc.	10.3%
Republic Services, Inc.	10.2%
Waste Management, Inc.	10.1%
Ecolab, Inc.	9.9%
Aris Water Solutions, Inc.	4.5%
Darling Ingredients, Inc.	4.4%
Casella Waste Systems, Inc.	4.3%
GFL Environmental, Inc.	4.2%
Clean Harbors, Inc.	4.2%
ABM Industries, Inc.	4.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000252161
Shareholder Report [Line Items]
Fund Name	VanEck Fabless Semiconductor ETF
Class Name	VanEck Fabless Semiconductor ETF
Trading Symbol	SMHX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Fabless Semiconductor ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fabless Semiconductor ETF	$17	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[7]
AssetsNet	$ 34,411,487
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 47,359
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$34,411,487 Number of Portfolio Holdings22 Portfolio Turnover Rate12% Advisory Fees Paid$47,359
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Application Software		10.3%
Semiconductors		89.7%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

NVIDIA Corp.	19.8%
Broadcom, Inc.	13.7%
Advanced Micro Devices, Inc.	5.4%
Qualcomm, Inc.	5.3%
Synopsys, Inc.	5.2%
Cadence Design Systems, Inc.	5.1%
Monolithic Power Systems, Inc.	4.7%
Rambus, Inc.	4.5%
ARM Holdings Plc	4.5%
Marvell Technology, Inc.	4.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000057274
Shareholder Report [Line Items]
Fund Name	VanEck Gaming ETF
Class Name	VanEck Gaming ETF
Trading Symbol	BJK
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Gaming ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Gaming ETF	$30	0.65%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.65%	[8]
AssetsNet	$ 25,406,186
Holdings Count | Holding	31
Advisory Fees Paid, Amount	$ 54,948
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$25,406,186 Number of Portfolio Holdings31 Portfolio Turnover Rate6% Advisory Fees Paid$54,948
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Real Estate		12.3%
Consumer Discretionary		87.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Aristocrat Leisure Ltd.	8.0%
Flutter Entertainment PLC	7.9%
VICI Properties, Inc.	7.5%
DraftKings, Inc.	5.9%
Las Vegas Sands Corp.	5.7%
Evolution AB	5.4%
Galaxy Entertainment Group Ltd.	5.1%
Churchill Downs, Inc.	4.9%
Gaming and Leisure Properties, Inc.	4.8%
Wynn Resorts Ltd.	4.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000237442
Shareholder Report [Line Items]
Fund Name	VanEck Green Infrastructure ETF
Class Name	VanEck Green Infrastructure ETF
Trading Symbol	RNEW
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Green Infrastructure ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Infrastructure ETF	$23	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.47%	[9]
AssetsNet	$ 1,775,208
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 4,223
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$1,775,208 Number of Portfolio Holdings42 Portfolio Turnover Rate11% Advisory Fees Paid$4,223
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Materials		5.7%
Information Technology		11.0%
Energy		14.2%
Consumer Discretionary		16.2%
Utilities		17.0%
Industrials		35.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Republic Services, Inc.	6.4%
Cheniere Energy Partners LP	6.3%
Waste Management, Inc.	6.0%
Cheniere Energy, Inc.	6.0%
Ecolab, Inc.	5.7%
Rivian Automotive, Inc.	4.9%
Enphase Energy, Inc.	4.7%
Donaldson Co., Inc.	4.6%
Clean Harbors, Inc.	4.4%
Quanta Services, Inc.	4.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000195523
Shareholder Report [Line Items]
Fund Name	VanEck Real Assets ETF
Class Name	VanEck Real Assets ETF
Trading Symbol	RAAX
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Real Assets ETF (the "Fund") (formerly known as VanEck Inflation Allocation ETF) for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Real Assets ETF	$21	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[10]
AssetsNet	$ 105,041,273
Holdings Count | Holding	13
Advisory Fees Paid, Amount	$ 138,748
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$105,041,273 Number of Portfolio Holdings13 Portfolio Turnover Rate8% Advisory Fees Paid$138,748
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.4%
Income Assets		26.4%
Financial Assets		27.1%
Resource Assets		46.1%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

VanEck Merk Gold ETF	25.0%
VanEck Commodity Strategy ETF	21.9%
VanEck Energy Income ETF	12.5%
Energy Select Sector SPDR Fund	11.9%
Materials Select Sector SPDR Fund	8.7%
Global X US Infrastructure Development ETF	7.1%
iShares Residential and Multisector Real Estate ETF	6.8%
VanEck Uranium and Nuclear ETF	2.4%
VanEck Gold Miners ETF	1.4%
Invesco Water Resources ETF	1.2%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000170115
Shareholder Report [Line Items]
Fund Name	VanEck Long/Flat Trend ETF
Class Name	VanEck Long/Flat Trend ETF
Trading Symbol	LFEQ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Long/Flat Trend ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Long/Flat Trend ETF	$27	0.55%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.55%	[11]
AssetsNet	$ 24,847,250
Holdings Count | Holding	1
Advisory Fees Paid, Amount	$ 34,287
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$24,847,250 Number of Portfolio Holdings1 Portfolio Turnover Rate0% Advisory Fees Paid$34,287
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.3%
Exchanged Traded Fund		99.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000230655
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar ESG Moat ETF
Class Name	VanEck Morningstar ESG Moat ETF
Trading Symbol	MOTE
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar ESG Moat ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar ESG Moat ETF	$24	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[12]
AssetsNet	$ 5,999,341
Holdings Count | Holding	63
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$5,999,341 Number of Portfolio Holdings63 Portfolio Turnover Rate11% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Real Estate		1.3%
Materials		3.7%
Communication Services		5.9%
Consumer Discretionary		8.6%
Industrials		11.8%
Consumer Staples		12.0%
Financials		15.3%
Health Care		19.8%
Information Technology		21.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Yum! Brands, Inc.	3.1%
Veeva Systems, Inc.	3.1%
Tyler Technologies, Inc.	2.9%
Allegion Plc	2.7%
Equifax, Inc.	2.6%
PepsiCo, Inc.	2.5%
Masco Corp.	2.6%
TransUnion	2.5%
Walt Disney Co.	2.5%
Thermo Fisher Scientific, Inc.	2.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000204594
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Global Wide Moat ETF
Class Name	VanEck Morningstar Global Wide Moat ETF
Trading Symbol	MOTG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar Global Wide Moat ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Global Wide Moat ETF	$26	0.53%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.53%	[13]
AssetsNet	$ 15,596,012
Holdings Count | Holding	74
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$15,596,012 Number of Portfolio Holdings74 Portfolio Turnover Rate38% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Materials		5.8%
Communication Services		7.6%
Consumer Discretionary		8.9%
Information Technology		9.3%
Financials		11.9%
Consumer Staples		12.7%
Health Care		16.5%
Industrials		27.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Rheinmetall AG	3.0%
Tencent Holdings Ltd.	2.2%
Corteva, Inc.	2.1%
Toronto-Dominion Bank	2.1%
GSK Plc	2.1%
JD.com, Inc.	2.1%
Yum China Holdings, Inc.	2.1%
British American Tobacco Plc	2.0%
Brambles Ltd.	2.0%
Roche Holding AG	2.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000155517
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar International Moat ETF
Class Name	VanEck Morningstar International Moat ETF
Trading Symbol	MOTI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar International Moat ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar International Moat ETF	$29	0.59%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%	[14]
AssetsNet	$ 167,322,763
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 417,083
InvestmentCompanyPortfolioTurnover	68.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$167,322,763 Number of Portfolio Holdings47 Portfolio Turnover Rate68% Advisory Fees Paid$417,083
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.2)%
Materials		2.3%
Information Technology		4.5%
Communication Services		5.3%
Financials		8.5%
Consumer Discretionary		12.8%
Health Care		13.6%
Industrials		23.3%
Consumer Staples		29.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Rheinmetall AG	3.7%
Alibaba Group Holding Ltd.	3.0%
Allegro.eu SA	2.7%
Tencent Holdings Ltd.	2.7%
Anheuser-Busch InBev SA	2.6%
Reckitt Benckiser Group Plc	2.6%
Sanofi SA	2.6%
GSK Plc	2.6%
JD.com, Inc.	2.7%
Yum China Holdings, Inc.	2.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000237985
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar SMID Moat ETF
Class Name	VanEck Morningstar SMID Moat ETF
Trading Symbol	SMOT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar SMID Moat ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar SMID Moat ETF	$24	0.49%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.49%	[15]
AssetsNet	$ 416,664,728
Holdings Count | Holding	105
Advisory Fees Paid, Amount	$ 909,391
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$416,664,728 Number of Portfolio Holdings105 Portfolio Turnover Rate40% Advisory Fees Paid$909,391
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Real Estate		1.4%
Energy		3.0%
Communication Services		4.1%
Consumer Staples		4.4%
Utilities		4.6%
Materials		9.4%
Financials		11.0%
Information Technology		12.2%
Health Care		14.5%
Industrials		15.7%
Consumer Discretionary		19.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Hess Corp.	1.6%
Corteva, Inc.	1.5%
SS&C Technologies Holdings, Inc.	1.5%
Edwards Lifesciences Corp.	1.4%
Portland General Electric Co.	1.4%
CNH Industrial NV	1.4%
Western Union Co.	1.4%
LPL Financial Holdings, Inc.	1.4%
The Campbell's Co.	1.4%
Allegion Plc	1.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000112255
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat ETF
Class Name	VanEck Morningstar Wide Moat ETF
Trading Symbol	MOAT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat ETF	$22	0.46%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.46%	[16]
AssetsNet	$ 13,460,594,554
Holdings Count | Holding	53
Advisory Fees Paid, Amount	$ 34,465,368
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$13,460,594,554 Number of Portfolio Holdings53 Portfolio Turnover Rate25% Advisory Fees Paid$34,465,368
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Consumer Discretionary		3.4%
Communication Services		4.6%
Materials		5.2%
Financials		6.3%
Consumer Staples		14.1%
Industrials		18.1%
Information Technology		22.3%
Health Care		25.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Zimmer Biomet Holdings, Inc.	2.8%
Huntington Ingalls Industries, Inc.	2.8%
Corteva, Inc.	2.8%
Boeing Co.	2.7%
Pfizer, Inc.	2.6%
The Campbell's Co.	2.6%
Allegion Plc	2.6%
MarketAxess Holdings, Inc.	2.6%
Veeva Systems, Inc.	2.6%
GE HealthCare Technologies, Inc.	2.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000245436
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat Growth ETF
Class Name	VanEck Morningstar Wide Moat Growth ETF
Trading Symbol	MGRO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Growth ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat Growth ETF	$25	0.54%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.54%	[17]
AssetsNet	$ 706,330
Holdings Count | Holding	42
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$706,330 Number of Portfolio Holdings42 Portfolio Turnover Rate24% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Materials		2.4%
Financials		5.1%
Communication Services		6.1%
Consumer Discretionary		6.3%
Consumer Staples		8.9%
Health Care		15.6%
Industrials		18.8%
Information Technology		36.8%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Veeva Systems, Inc.	5.2%
MarketAxess Holdings, Inc.	5.1%
Monolithic Power Systems, Inc.	4.9%
Microsoft Corp.	4.7%
TransUnion	4.6%
Teradyne, Inc.	4.2%
Yum! Brands, Inc.	3.4%
Allegion Plc	3.3%
Equifax, Inc.	2.8%
West Pharmaceutical Services, Inc.	2.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000245438
Shareholder Report [Line Items]
Fund Name	VanEck Morningstar Wide Moat Value ETF
Class Name	VanEck Morningstar Wide Moat Value ETF
Trading Symbol	MVAL
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Morningstar Wide Moat Value ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Morningstar Wide Moat Value ETF	$24	0.50%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.50%	[18]
AssetsNet	$ 4,734,033
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$4,734,033 Number of Portfolio Holdings39 Portfolio Turnover Rate25% Advisory Fees Paid$-
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.1%
Communication Services		4.5%
Financials		4.7%
Consumer Discretionary		5.4%
Materials		7.0%
Information Technology		10.3%
Consumer Staples		18.5%
Industrials		20.2%
Health Care		29.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Zimmer Biomet Holdings, Inc.	4.9%
Huntington Ingalls Industries, Inc.	4.9%
Boeing Co.	4.7%
Pfizer, Inc.	4.6%
The Campbell's Co.	4.6%
Danaher Corp.	4.3%
International Flavors & Fragrances, Inc.	4.2%
NXP Semiconductors N.V.	4.1%
NIKE, Inc.	3.8%
Thermo Fisher Scientific, Inc.	3.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000105867
Shareholder Report [Line Items]
Fund Name	VanEck Pharmaceutical ETF
Class Name	VanEck Pharmaceutical ETF
Trading Symbol	PPH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Pharmaceutical ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Pharmaceutical ETF	$18	0.36%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.36%	[19]
AssetsNet	$ 668,742,363
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 1,086,853
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$668,742,363 Number of Portfolio Holdings26 Portfolio Turnover Rate12% Advisory Fees Paid$1,086,853
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.4%
Personal Care Products		4.6%
Biotechnology		6.6%
Health Care Distributors		10.2%
Pharmaceuticals		78.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Eli Lilly & Co.	11.9%
Johnson & Johnson	6.6%
AbbVie, Inc.	6.6%
Novartis AG	5.1%
Cencora, Inc.	4.9%
AstraZeneca PLC	4.9%
Merck & Co., Inc.	4.8%
Sanofi SA	4.8%
McKesson Corp.	4.7%
Novo Nordisk A/S	4.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000105868
Shareholder Report [Line Items]
Fund Name	VanEck Retail ETF
Class Name	VanEck Retail ETF
Trading Symbol	RTH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Retail ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Retail ETF	$18	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[20]
AssetsNet	$ 232,877,202
Holdings Count | Holding	25
Advisory Fees Paid, Amount	$ 404,219
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$232,877,202 Number of Portfolio Holdings25 Portfolio Turnover Rate4% Advisory Fees Paid$404,219
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.2)%
Health Care		13.9%
Consumer Staples		27.8%
Consumer Discretionary		58.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Amazon.com, Inc.	18.8%
Walmart, Inc.	8.8%
Costco Wholesale Corp.	8.7%
The Home Depot, Inc.	7.5%
The TJX Companies, Inc.	5.2%
O'Reilly Automotive, Inc.	4.8%
McKesson Corp.	4.6%
CVS Health Corp.	4.6%
Lowe's Companies, Inc.	4.5%
JD.com, Inc.	4.5%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000240884
Shareholder Report [Line Items]
Fund Name	VanEck Robotics ETF
Class Name	VanEck Robotics ETF
Trading Symbol	IBOT
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Robotics ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Robotics ETF	$22	0.47%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.47%	[21]
AssetsNet	$ 14,731,515
Holdings Count | Holding	64
Advisory Fees Paid, Amount	$ 30,400
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$14,731,515 Number of Portfolio Holdings64 Portfolio Turnover Rate10% Advisory Fees Paid$30,400
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.4%
Energy		1.1%
Health Care		1.8%
Consumer Discretionary		2.5%
Industrials		34.3%
Information Technology		59.9%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Siemens AG	6.3%
ASML Holding N.V.	5.2%
Keyence Corp.	5.1%
ABB Ltd.	4.9%
Dassault Systemes SE	4.7%
Emerson Electric Co.	4.5%
NVIDIA Corp.	4.3%
Autodesk, Inc.	4.0%
Hexagon AB	3.2%
Teledyne Technologies, Inc.	2.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000105869
Shareholder Report [Line Items]
Fund Name	VanEck Semiconductor ETF
Class Name	VanEck Semiconductor ETF
Trading Symbol	SMH
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Semiconductor ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Semiconductor ETF	$16	0.35%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.35%	[22]
AssetsNet	$ 19,140,062,517
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 40,879,952
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$19,140,062,517 Number of Portfolio Holdings26 Portfolio Turnover Rate5% Advisory Fees Paid$40,879,952
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.0%Footnote Reference*
Application Software		6.5%
Semiconductor Materials & Equipment		18.0%
Semiconductors		75.5%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

NVIDIA Corp.	19.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	11.1%
Broadcom, Inc.	7.8%
Qualcomm, Inc.	5.3%
ASML Holding N.V.	4.9%
Texas Instruments, Inc.	4.8%
Advanced Micro Devices, Inc.	4.8%
Analog Devices, Inc.	4.6%
Applied Materials, Inc.	4.6%
KLA Corp.	4.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000225680
Shareholder Report [Line Items]
Fund Name	VanEck Social Sentiment ETF
Class Name	VanEck Social Sentiment ETF
Trading Symbol	BUZZ
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Social Sentiment ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Social Sentiment ETF	$39	0.77%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%	[23]
AssetsNet	$ 47,972,852
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 216,783
InvestmentCompanyPortfolioTurnover	142.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$47,972,852 Number of Portfolio Holdings76 Portfolio Turnover Rate142% Advisory Fees Paid$216,783
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		0.0%Footnote Reference*
Other Investments		0.9%
Health Care		5.3%
Industrials		6.5%
Consumer Staples		7.8%
Financials		12.6%
Communication Services		14.9%
Consumer Discretionary		19.8%
Information Technology		32.2%
Footnote	Description
Footnote*	Amount is less than 0.05%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Celsius Holdings, Inc.	3.9%
Robinhood Markets, Inc.	3.4%
MicroStrategy, Inc.	3.2%
Tesla, Inc.	3.2%
Palantir Technologies, Inc.	3.1%
Apple, Inc.	3.1%
Advanced Micro Devices, Inc.	3.1%
SoFi Technologies, Inc.	3.0%
GameStop Corp.	3.0%
Amazon.com, Inc.	2.9%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000203937
Shareholder Report [Line Items]
Fund Name	VanEck Video Gaming and eSports ETF
Class Name	VanEck Video Gaming and eSports ETF
Trading Symbol	ESPO
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Video Gaming and eSports ETF (the "Fund") for the period October 1, 2024 to March 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Video Gaming and eSports ETF	$30	0.56%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.56%	[24]
AssetsNet	$ 298,472,451
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 706,148
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$298,472,451 Number of Portfolio Holdings26 Portfolio Turnover Rate27% Advisory Fees Paid$706,148
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Liabilities in excess of other assets		(0.1)%
Consumer Discretionary		13.5%
Information Technology		15.0%
Communication Services		71.6%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

AppLovin Corp.	7.9%
Tencent Holdings Ltd.	7.9%
Nintendo Co. Ltd.	7.1%
NetEase, Inc.	6.5%
Roblox Corp.	6.2%
Take-Two Interactive Software, Inc.	5.6%
Electronic Arts, Inc.	5.4%
Capcom Co. Ltd.	4.9%
Konami Group Corp.	4.7%
GameStop Corp.	4.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/

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